Cover Page	Nov. 05, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Nov. 05, 2020
Entity Registrant Name	NLIGHT, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38462
Entity Tax Identification Number	91-2066376
Entity Address, Address Line One	5408 NE 88th Street, Building E
Entity Address, City or Town	Vancouver
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98665
City Area Code	360
Local Phone Number	566-4460
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LASR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	Board member appointment to a committee.
Entity Central Index Key	0001124796